SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit Minnesota Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 92.7%
Education/Student Loan - 13.7%
Baytown Township Rev. (St. Croix Prep)	1,000,000	4.00	8/1/36	1,032,100
Baytown Township Rev. (St. Croix Prep)	1,250,000	4.00	8/1/41	1,276,088
Baytown Township Rev. (St. Croix Prep)	1,000,000	4.25	8/1/46	1,031,240
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	500,000	3.50	7/1/27	520,760
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	900,000	4.00	7/1/32	956,997
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,100,000	4.00	7/1/37	1,154,318
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,500,000	4.25	7/1/47	1,569,225
Brooklyn Park Charter School Lease Rev. (Athlos Leadership Academy Proj.)	605,000	5.25	7/1/30	648,439
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	285,000	4.00	7/1/21	291,105
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	295,000	4.00	7/1/22	304,912
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	575,000	5.00	7/1/29	624,278
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	500,000	5.00	7/1/34	536,100
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	585,000	5.25	7/1/37	636,070
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	600,000	5.25	7/1/40	649,890
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,000,000	5.50	7/1/50	1,088,660
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	580,000	4.50	8/1/26	616,795
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	1,000,000	5.00	8/1/36	1,113,020
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	750,000	5.50	8/1/36	805,770
Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	625,000	5.00	7/1/31	670,038
Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	1,000,000	5.00	7/1/36	1,063,040
Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	1,000,000	4.00	11/1/26	1,054,180
Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	2,720,000	5.00	11/1/36	2,950,275
Hugo Charter School Lease Rev. (Noble Academy Proj.)	460,000	4.00	7/1/21	470,741
Hugo Charter School Lease Rev. (Noble Academy Proj.)	750,000	5.00	7/1/29	813,285
Hugo Charter School Lease Rev. (Noble Academy Proj.)	1,000,000	5.00	7/1/34	1,073,490
Independence Charter School Lease Rev. (Beacon Academy Proj.)	495,000	4.25	7/1/26	511,454
Independence Charter School Lease Rev. (Beacon Academy Proj.)	750,000	4.75	7/1/31	782,325
Independence Charter School Lease Rev. (Beacon Academy Proj.)	1,200,000	5.00	7/1/36	1,252,680
Minneapolis Charter School Lease Rev. (Hiawatha Academy Proj.)	875,000	4.00	7/1/26	905,231
Minneapolis Educational Fac. Lease Rev. (Seed/Harvest Preparatory Proj.) [4]	525,000	6.25	3/1/21	496,198
Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	585,000	4.00	12/1/31	585,374
Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	1,385,000	5.25	12/1/43	1,466,203
Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	4.25	12/1/27	1,028,400
Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	5.00	12/1/37	1,025,570
MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	1,200,000	5.00	5/1/37	1,384,680
MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	3,500,000	5.00	5/1/47	3,961,545
MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,000,000	4.00	3/1/43	1,050,020
MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,900,000	5.00	3/1/37	2,163,378
MN Higher Education Fac. Auth. Rev. (College of St. Scholastica)	1,100,000	4.00	12/1/40	1,208,405
MN Higher Education Fac. Auth. Rev. (Gustavus Adolphus College)	1,250,000	4.00	10/1/41	1,364,575
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/32	562,120
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/34	559,860
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/35	559,225
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	400,000	4.00	10/1/35	447,780
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	500,000	4.00	10/1/37	556,365
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	3,150,000	4.00	4/1/39	3,436,083
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	4.00	10/1/41	850,838
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	2,750,000	4.00	10/1/44	3,084,565
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	5.00	4/1/35	879,698
MN Office of Higher Education Rev. [8]	5,000,000	4.00	11/1/37	5,395,950
MN State Colleges and Universities Rev.	510,000	4.00	10/1/35	538,698

DECEMBER 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Moorhead Educational Fac. Rev. (Concordia College Corp. Proj.)	1,250,000	5.00	12/1/40	1,383,650
Olmsted Co. Hsg. & Redev. Auth. Rev. (Schaeffer Academy Proj.)	519,390	4.98	4/25/27	519,723
Ramsey Lease Rev. (Pact Charter School Proj.)	385,000	5.00	12/1/26	404,038
Ramsey Lease Rev. (Pact Charter School Proj.)	1,850,000	5.50	12/1/33	1,944,424
Rice Co. Educational Fac. Rev. (Shattuck-St. Mary’s School) [4]	3,400,000	5.00	8/1/22	3,561,908
Rochester Rev. (Math & Science Academy)	1,430,000	5.13	9/1/38	1,493,964
Savage Charter School Lease Rev. (Aspen Academy)	500,000	4.00	10/1/26	497,055
Savage Charter School Lease Rev. (Aspen Academy)	1,000,000	4.75	10/1/31	1,019,000
St. Cloud Charter School Lease Rev. (Stride Academy Proj.) [2]	350,000	3.00	4/1/21	238,000
St. Cloud Charter School Lease Rev. (Stride Academy Proj.) [2]	1,850,000	5.00	4/1/36	1,242,516
St. Paul Hsg. & Redev. Auth.	700,000	5.00	12/1/30	776,615
St. Paul Hsg. & Redev. Auth.	1,000,000	5.00	12/1/37	1,096,640
St. Paul Hsg. & Redev. Auth.	705,000	5.00	12/1/46	762,930
St. Paul Hsg. & Redev. Auth. (German Immersion School)	360,000	4.00	7/1/23	368,068
St. Paul Hsg. & Redev. Auth. (German Immersion School)	855,000	5.00	7/1/33	908,412
St. Paul Hsg. & Redev. Auth. (German Immersion School)	500,000	5.00	7/1/44	525,475
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,065,000	4.25	12/1/23	1,099,783
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,500,000	5.00	12/1/33	1,567,260
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	390,000	5.13	12/1/38	406,485
St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	720,000	4.50	12/1/29	758,189
St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	1,135,000	4.63	3/1/43	1,149,755
St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	1,395,000	4.00	7/1/25	1,446,531
St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	955,000	5.00	7/1/35	1,026,530
St. Paul Hsg. & Redev. Auth. (Twin Cities German Immersion School)	555,000	5.00	7/1/49	612,592
St. Paul Hsg. & Redev. Auth. (Twin Cities German Immersion School)	870,000	5.00	7/1/55	954,251
St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	285,000	4.75	9/1/22	292,011
St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	500,000	5.00	9/1/27	512,310
St. Paul Hsg. & Redev. Auth. Lease Rev. (Nova Classical Academy Proj.)	270,000	5.70	9/1/21	280,732
St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	600,000	4.00	12/1/39	632,310
St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	1,000,000	4.00	12/1/49	1,034,670
St. Paul Hsg. & Redev. Auth. Rev. (Hmong College Preparatory Academy Proj.)	1,000,000	5.25	9/1/31	1,123,340
St. Paul Hsg. & Redev. Auth. Rev. (Metro Deaf School Proj.) [4]	700,000	5.00	6/15/38	740,635
St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	600,000	4.00	9/1/36	628,878
St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	1,000,000	4.13	9/1/47	1,035,960
University of Minnesota Rev.	1,000,000	5.00	4/1/41	1,178,270
Victoria Private School Fac. Rev. (Holy Family Catholic High)	1,610,000	4.00	9/1/23	1,630,222
Woodbury Charter School Lease Rev. (MSA Building)	355,000	5.00	12/1/27	371,220
Woodbury Charter School Lease Rev. (MSA Building)	225,000	5.00	12/1/32	234,248

				94,466,636

Escrowed To Maturity/Prerefunded - 3.1%
Anoka Co. Charter School Lease Rev.	295,000	5.00	6/1/27	305,552
Anoka Co. Charter School Lease Rev.	2,435,000	5.00	6/1/43	2,522,100
Bemidji Sales Tax G.O.	1,000,000	5.00	2/1/34	1,041,660
Bemidji Sales Tax G.O.	1,350,000	6.00	2/1/41	1,420,510
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,280,000	5.13	7/1/33	1,453,312
MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	750,000	6.00	10/1/32	812,490
MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	1,000,000	6.00	10/1/40	1,083,320
Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	1,000,000	6.00	8/1/25	1,027,600
Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	1,000,000	6.25	8/1/33	1,048,900
St. Paul Hsg. & Redev. Auth. Rev. (HealthEast Care System Proj.)	1,000,000	5.00	11/15/26	1,033,090
St. Paul Hsg. & Redev. Auth. Rev. (HealthEast Care System Proj.)	1,000,000	5.25	11/15/28	1,035,240
St. Paul Hsg. & Redev. Auth. Rev. (HealthEast Care System Proj.)	1,000,000	5.25	11/15/35	1,035,240

2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Western MN Municipal Power Agy. Rev.	1,750,000	5.00	1/1/36	2,018,222
Western MN Municipal Power Agy. Rev.	4,725,000	5.00	1/1/46	5,449,201

				21,286,437

General Obligation - 9.0%
Brainerd Independent School District No. 181	1,000,000	4.00	2/1/42	1,100,000
Brainerd Independent School District No. 181	4,000,000	4.00	2/1/43	4,389,960
Brooklyn Center Independent School District No. 286	4,000,000	4.00	2/1/40	4,359,200
Cloquet Independent School District No. 94	5,000,000	4.00	2/1/36	5,400,200
Deer River G.O.	500,000	4.00	2/1/48	536,580
Fosston Independent School District No. 601	1,000,000	4.00	2/1/36	1,107,280
Fosston Independent School District No. 601	1,000,000	4.00	2/1/38	1,098,700
Fridley Independent School District No. 14	400,000	4.00	2/1/30	449,496
Glencoe-Silver Lake Independent School District No. 2859	1,300,000	4.00	2/1/40	1,399,996
Inver Grove Heights Independent School District No. 199	520,000	4.00	2/1/25	521,175
Long Prairie G.O. [8]	750,000	4.00	2/1/37	802,612
Minneapolis Capital Improvement	4,000,000	4.00	12/1/43	4,404,640
Minneapolis Capital Improvement	2,000,000	4.00	12/1/46	2,190,760
Minneapolis G.O.	5,000,000	3.00	12/1/42	5,108,400
Minneapolis Special School District No. 1	1,000,000	4.00	2/1/40	1,132,220
Minnetonka Independent School District No. 276	1,900,000	5.00	2/1/41	2,162,352
Morrison Co. Education District No. 6979	1,000,000	4.50	2/1/34	1,043,760
Mounds View Independent School District No. 621	500,000	4.00	2/1/24	501,150
Richfield Independent School District No. 280	6,000,000	4.00	2/1/37	6,654,840
Robbinsdale Independent School District No. 281	375,000	4.00	2/1/21	375,862
Robbinsdale Independent School District No. 281	1,050,000	4.00	2/1/31	1,156,785
Roseville Independent School District No. 623	930,000	4.00	2/1/35	1,036,606
Roseville Independent School District No. 623	4,895,000	4.00	2/1/36	5,442,457
South Washington Co. Independent School District No. 833	5,000,000	4.00	2/1/31	5,603,100
St. Cloud Independent School District No. 742	1,000,000	4.00	2/1/37	1,100,140
St. Francis Independent School District No. 15	550,000	4.00	2/1/35	580,486
St. Francis Independent School District No. 15	750,000	4.00	2/1/36	790,642
St. Michael-Albertville Independent School District No. 885	500,000	4.00	2/1/30	564,635
United Hospital District Health Care Facs. G.O (Lake Wood Health System)	1,005,000	5.00	12/1/30	1,185,156

				62,199,190

Hospital/Health Care - 14.7%
Anoka Health Care and Hsg. Facs. Rev.	1,135,000	5.38	11/1/34	1,225,573
Anoka Health Care and Hsg. Facs. Rev. (Walker Methodist Plaza)	1,500,000	5.25	7/1/35	1,536,000
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	3,000,000	4.50	11/1/34	3,288,330
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	250,000	5.00	11/1/29	284,092
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	5.00	11/1/44	550,965
Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	350,000	4.00	9/1/39	344,362
Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	500,000	5.00	9/1/44	534,760
Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	1,225,000	5.00	9/1/52	1,296,381
Chippewa Co. Rev. (Monte Video Hospital Proj.)	2,000,000	4.00	3/1/32	2,140,380
Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	4.00	5/1/32	1,035,850
Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	5.00	5/1/34	1,121,580
Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	5.00	5/1/38	1,099,920
Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,900,000	5.75	8/1/30	1,952,117
Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,050,000	6.00	8/1/35	1,079,904

DECEMBER 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	840,000	4.75	6/15/22	858,816
Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	1,600,000	5.75	6/15/32	1,734,080
Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	2,000,000	6.00	6/15/39	2,183,760
Glencoe Health Care Fac. Rev. (Glencoe Regional Health Services Proj.)	2,110,000	4.00	4/1/31	2,186,741
Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	1,350,000	5.38	8/1/34	1,409,670
Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	500,000	5.75	2/1/44	523,680
Hayward Hsg. & Health Care Fac. Rev. (St. John Lutheran Home of Albert Lea Proj.)	1,900,000	5.00	10/1/34	1,956,411
Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	3,500,000	4.00	5/1/37	3,819,340
Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	325,000	5.00	5/1/32	387,218
Maple Grove Health Care System Rev. (Memorial Health Care)	1,275,000	4.00	9/1/35	1,374,424
Minneapolis Health Care System Rev. (Fairview Health Services)	3,000,000	4.00	11/15/37	3,377,910
Minneapolis Health Care System Rev. (Fairview Health Services)	1,000,000	4.00	11/15/38	1,122,790
Minneapolis Health Care System Rev. (Fairview Health Services)	2,590,000	5.00	11/15/34	3,031,854
Minneapolis Health Care System Rev. (Fairview Health Services)	2,500,000	5.00	11/15/49	2,972,225
Minneapolis Rev. Ref. (Walker Campus)	595,000	4.50	11/15/20	603,122
Moorhead Economic Dev. Auth. Rev.	550,000	4.60	9/1/25	554,472
Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,500,000	5.50	8/1/28	1,607,850
Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,000,000	6.00	8/1/36	1,079,160
Rochester Health Care Facs. Rev. (Mayo Clinic)	7,500,000	4.00	11/15/48	8,369,625
Rochester Health Care Facs. Rev. (Mayo Clinic)	5,000,000	5.00	11/15/33	6,854,000
Rochester Health Care Facs. Rev. (Olmsted Medical Center Proj.)	1,500,000	5.88	7/1/30	1,531,755
Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	745,000	5.00	9/1/28	848,711
Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	1,350,000	5.00	9/1/34	1,505,480
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	2,500,000	4.00	5/1/37	2,737,650
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	500,000	4.00	5/1/49	549,210
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	3,750,000	5.00	5/1/46	4,337,062
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	500,000	5.00	5/1/48	603,390
St. Louis Park Health Care Facs. Rev. (Mount Olivet Careview Home Health Proj.) [1]	2,250,000	4.60	6/1/41	2,352,802
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	750,000	4.00	11/15/35	841,170
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	4,000,000	4.00	11/15/43	4,398,600
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	1,000,000	5.00	11/15/47	1,178,670
St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	4,800,000	5.00	7/1/32	5,497,776
St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	2,000,000	5.00	7/1/33	2,280,960
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	525,000	4.25	11/1/25	526,927
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	750,000	4.75	11/1/31	753,645
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	2,150,000	5.00	5/1/38	2,214,908
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	500,000	5.15	11/1/42	502,820
St. Paul Hsg. & Redev. Auth. Rev. (Nursing Home NTS-Episcopal)	1,854,718	5.63	10/1/33	1,858,539
Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	1,000,000	4.25	8/1/24	1,024,080
West St. Paul Hsg. & Health Care Rev. (Walker Westwood Ridge Camp)	1,000,000	5.00	11/1/37	1,065,380
Winsted Health Care Rev. (St. Mary’s Care Center Proj.) 2, [5]	1,071,148	6.00	9/1/25	749,803
Winsted Health Care Rev. (St. Mary’s Care Center Proj.) 2, [5]	1,029,950	6.50	9/1/34	720,965

				101,577,665

Industrial/Pollution Control - 0.6%
International Falls Rev. (Boise Cascade Corp. Proj.)	515,000	5.65	12/1/22	522,447
St. Paul Port Auth. Rev. [8]	1,000,000	4.00	10/1/40	1,082,590
St. Paul Port Auth. Rev.	1,000,000	4.00	10/1/42	1,095,400
St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) 4, [8]	1,000,000	4.50	10/1/37	1,033,050

				3,733,487

4

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Insured - 0.4%
Guam Power Auth. Rev. (AGM Insured) [11]	500,000	5.00	10/1/30	544,495
MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	40,000	4.00	3/1/20	40,081
MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	55,000	4.00	3/1/22	55,098
Puerto Rico Public Improvement G.O. (AGM Insured) [11]	750,000	5.13	7/1/30	771,660
Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) (NATL Insured) [11]	1,000,000	5.00	10/1/23	1,016,860

				2,428,194

Multifamily Mortgage - 19.2%
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	695,000	3.50	11/1/20	701,213
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	315,000	4.00	11/1/21	323,099
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	4.75	11/1/35	1,072,510
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	5.50	11/1/46	1,101,170
Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	3.90	2/1/31	505,965
Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	4.15	2/1/36	505,545
Apple Valley Senior Hsg. Rev. (Presbyterian Homes)	1,500,000	5.00	9/1/43	1,614,885
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,100,000	4.00	1/1/25	1,098,031
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	500,000	4.00	1/1/25	469,710
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,235,000	4.00	1/1/26	1,227,195
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,000,000	4.00	1/1/30	953,900
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	660,000	4.13	1/1/28	596,363
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,500,000	4.25	1/1/37	1,377,045
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	2,775,000	4.38	1/1/47	2,459,538
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	3,000,000	5.00	1/1/47	2,443,830
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,700,000	6.75	1/1/27	1,729,019
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,000,000	7.00	1/1/37	983,440
Bethel Rev. (Grandview Christian Home Proj.)	3,000,000	5.00	10/1/41	3,177,450
Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	540,000	5.13	7/1/25	545,530
Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	1,645,000	5.75	7/1/35	1,651,136
Cambridge Hsg. & Health Care Facs. Rev. (Walker Methodist Levande, LLC Proj.)	1,250,000	5.13	3/1/39	1,343,000
Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	625,000	6.00	1/1/27	626,175
Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	750,000	6.00	8/1/33	815,145
City of Otsego Rev. (Riverview Landing Proj.)	1,500,000	5.00	10/1/42	1,588,845
Cloquet Hsg. Fac. Ref. (HADC Cloquet LLC Proj.)	1,020,000	5.00	8/1/38	1,036,667
Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	1,000,000	5.00	1/1/34	1,012,180
Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	1,000,000	5.25	1/1/40	1,009,910
Crystal Multifamily Hsg. Rev. (Cavanagh Proj.)	2,500,000	5.25	6/1/31	2,558,925
Dakota Co. Community Dev. Agy. (Glen at Valley Creek Proj.)	1,400,000	4.50	8/1/36	1,450,358
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	3,500,000	4.00	1/1/42	3,666,075
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	750,000	5.00	8/1/36	785,595
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	500,000	5.00	8/1/51	518,570
Deephaven Hsg. & Healthcare Rev. (St. Therese Senior Living Proj.)	1,345,000	5.00	4/1/38	1,372,317
Fridley Multifamily Hsg. Rev. (Village Green Apartments Proj.)	3,458,004	3.75	11/1/34	3,845,508
Independence Health Care Facs. Rev. (Augustana Chapel View Home)	250,000	4.00	12/1/32	254,675
Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	1,000,000	4.25	7/1/39	1,023,210
Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	1,000,000	4.45	7/1/44	1,023,030
Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	500,000	5.00	7/1/39	536,600
Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	1,000,000	5.00	7/1/49	1,070,620
Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	2,765,000	4.75	1/20/42	2,768,622
Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	1,015,000	5.75	7/15/31	1,073,657
Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	375,000	4.75	11/1/28	394,042
Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	1,500,000	5.00	11/1/35	1,572,915
Minneapolis Student Hsg. Rev. (Riverton Community Housing Proj.) [4]	1,000,000	4.75	8/1/43	1,058,390

DECEMBER 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Minneapolis Student Hsg. Rev. (Riverton Community Housing Proj.) [4]	500,000	5.00	8/1/53	531,435
Minnetonka MF Hsg. Rev. (Elmbrooke & Golden Valley Townhome Proj.) (FNMA Collateralized)	1,947,706	3.00	11/1/34	2,026,335
MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	250,000	5.05	8/1/31	261,188
MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	2,560,000	5.25	8/1/40	2,598,170
MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	1,760,000	5.45	8/1/41	1,836,032
MN Hsg. Fin. Agy. Rental Hsg. Rev.	1,000,000	5.20	8/1/43	1,083,170
MN Hsg. Fin. Agy. Rev.	270,000	4.00	8/1/29	301,047
MN Hsg. Fin. Agy. Rev.	255,000	4.00	8/1/31	282,509
MN Hsg. Fin. Agy. Rev.	335,000	4.00	8/1/34	369,046
MN Hsg. Fin. Agy. Rev.	335,000	4.00	8/1/35	368,339
MN Hsg. Fin. Agy. Rev.	515,000	4.00	8/1/39	579,725
MN Hsg. Fin. Agy. Rev.	535,000	4.00	8/1/40	600,559
MN Hsg. Fin. Agy. Rev.	815,000	4.00	8/1/41	915,954
MN Hsg. Fin. Agy. Rev. (State Appropriation)	250,000	4.00	8/1/33	284,450
MN Hsg. Fin. Agy. Rev. (State Appropriation)	2,000,000	5.00	8/1/34	2,300,520
MN Hsg. Fin. Agy. Rev. (State Appropriation)	1,000,000	5.00	8/1/35	1,148,360
Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	280,000	4.65	9/1/26	282,092
Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	1,000,000	5.00	9/1/32	1,007,380
Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	250,000	5.13	9/1/37	251,738
New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	1,500,000	5.00	8/1/39	1,538,565
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	2,000,000	4.00	10/1/33	2,116,220
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,500,000	5.00	10/1/35	1,669,050
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,000,000	5.00	10/1/47	1,097,200
Oakdale Rev. (Sr. Hsg. Oak Meadows Proj.)	875,000	5.00	4/1/34	886,952
Red Wing Senior Hsg. Rev. (Deer Crest Proj.)	325,000	5.00	11/1/27	333,918
Red Wing Senior Hsg. Rev. (Deer Crest Proj.)	330,000	5.00	11/1/32	338,728
Red Wing Senior Hsg. Rev. (Deer Crest Proj.)	500,000	5.00	11/1/42	512,680
Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,950,000	5.00	12/1/30	2,049,586
Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,325,000	5.00	12/1/49	1,362,458
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	1,000,000	5.00	8/1/37	1,065,470
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	800,000	5.00	8/1/48	843,296
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	720,000	6.38	12/1/33	779,688
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	2,500,000	6.50	12/1/35	2,711,850
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	250,000	6.88	12/1/48	271,622
Rochester Multifamily Hsg. Rev. (Essex Place Apartments Proj.) (FHLMC)	4,000,000	3.75	6/1/29	4,155,240
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	475,000	4.00	9/1/20	482,742
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	850,000	5.00	9/1/42	944,648
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	1,135,000	5.25	9/1/27	1,223,053
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	2,150,000	5.30	9/1/37	2,334,943
Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	1,705,000	5.13	1/1/39	1,768,375
St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	250,000	5.75	12/1/28	272,008
St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	2,000,000	6.00	12/1/30	2,182,540
St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	750,000	4.25	7/1/39	768,390
St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	1,125,000	4.25	7/1/44	1,142,876
St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	1,500,000	5.00	7/1/55	1,590,075
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,185,000	4.25	12/1/27	2,346,122
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,400,000	5.00	12/1/47	2,638,200
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	815,000	5.20	11/1/22	815,758
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	1,000,000	5.30	11/1/30	1,000,530
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	2,590,000	5.38	5/1/43	2,590,570
St. Paul Park Health Care Facs. Rev (Presbyterian Homes Interlu Proj.)	1,000,000	5.00	5/1/43	1,068,430
St. Paul Park Hsg. Rev. (Buffalo Senior Housing Proj.)	1,115,000	5.00	10/1/38	1,165,833
St. Paul Park Senior Hsg. Rev. (Presbyterian Homes Bloomin Proj.)	1,000,000	5.00	9/1/42	1,091,810

6

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	2,515,000	5.70	8/1/36	2,611,249
St. Peter Hsg. & Health Care Fac. Rev. (Ecumen Second Century & Owatonna Senior Living Proj.)	700,000	5.00	3/1/40	731,101
Vergas Hsg. & Healthcare Facs. Rev. (CDL Homes Proj.)	1,000,000	4.25	8/1/43	1,021,670
Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,500,000	4.00	8/1/44	1,553,505
Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,000,000	5.00	8/1/49	1,097,860
Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,750,000	5.00	8/1/54	1,917,300
Willmar Hsg. & Redev. Auth. Multifamily Rev. (Eagle Ridge Apartments)	2,610,000	4.63	4/1/30	2,634,482

				132,696,247

Municipal Lease [9] - 4.8%
Anoka Co. Hsg. & Redev. Rev.	320,000	5.63	5/1/22	322,157
Anoka Co. Hsg. & Redev. Rev.	500,000	6.63	5/1/30	504,490
Anoka Co. Hsg. & Redev. Rev.	500,000	6.88	5/1/40	504,290
Anoka-Hennepin Independent School District No. 11 Lease Rev.	600,000	4.00	2/1/41	623,652
Chaska Economic Dev. Auth. Lease Rev.	1,100,000	4.00	2/1/31	1,205,721
Chaska Economic Dev. Auth. Lease Rev.	690,000	4.00	2/1/33	751,300
Chaska Economic Dev. Auth. Lease Rev.	500,000	4.00	2/1/35	543,275
Duluth Independent School District No. 709	1,000,000	4.00	2/1/27	1,116,390
Duluth Independent School District No. 709	750,000	4.20	3/1/34	800,108
Duluth Independent School District No. 709	2,000,000	5.00	2/1/25	2,336,820
Duluth Independent School District No. 709	785,000	5.13	3/1/29	794,514
Golden Valley Hsg. & Redev. Auth. Rev.	1,000,000	4.00	2/1/30	1,079,620
Golden Valley Hsg. & Redev. Auth. Rev.	500,000	4.00	2/1/32	537,555
Goodhue Co. Education District No. 6051 Lease Rev.	1,030,000	5.00	2/1/34	1,148,944
Goodhue Co. Education District No. 6051 Lease Rev.	1,500,000	5.00	2/1/39	1,655,055
Guam Education Fin. Foundation [11]	1,000,000	5.00	10/1/21	1,048,480
Guam Education Fin. Foundation [11]	1,730,000	5.00	10/1/22	1,860,096
Minnetonka Independent School District No. 276	450,000	4.00	3/1/30	497,061
Minnetonka Independent School District No. 276	340,000	4.00	2/1/33	360,053
Minnetonka Independent School District No. 276	300,000	4.00	3/1/33	329,025
Minnetonka Independent School District No. 276	400,000	4.00	2/1/36	422,288
Minnetonka Independent School District No. 276	500,000	4.50	1/1/41	551,265
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	750,000	3.88	8/1/38	815,842
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	1,040,000	4.00	8/1/36	1,169,282
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	580,000	4.00	8/1/37	649,791
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	945,000	4.00	8/1/40	1,032,450
MN Hsg. Fin. Agy. Rev. (State Appropriation)	300,000	5.00	8/1/35	335,793
Northeastern Metropolitan Intermediate School District No. 916	1,000,000	5.00	2/1/34	1,151,760
Osseo Independent School District No. 279	1,000,000	4.00	2/1/28	1,089,570
Plymouth Intermediate District No. 287	1,285,000	3.00	5/1/32	1,327,174
Plymouth Intermediate District No. 287	470,000	4.00	5/1/31	513,799
Plymouth Intermediate District No. 287	600,000	4.00	2/1/37	663,828
Southern Plains Education Cooperative No. 915	1,215,000	4.00	2/1/37	1,227,466
Southern Plains Education Cooperative No. 915	1,000,000	4.50	2/1/39	1,030,100
St. Cloud Independent School District No. 742	750,000	4.00	2/1/38	806,558
Waconia Independent School District No. 110	500,000	5.00	2/1/37	573,405
Winona School District No. 861 Lease Purchase	224,196	6.04	8/1/24	224,720
Worthington Independent School District No. 518	1,400,000	4.00	2/1/45	1,621,088

				33,224,785

DECEMBER 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Money Market - 1.5%
City of Minneapolis Hsg. Dev. Rev. (One Ten Grant Proj.) [1]	4,720,000	1.47	9/1/26	4,720,000
City of Minneapolis Rev. (Univ. Gateway Proj.) [1]	5,400,000	1.50	12/1/27	5,400,000
City of Minneapolis Rev. (Univ. Gateway Proj.) [1]	500,000	1.50	6/1/32	500,000

				10,620,000

Other Revenue Bonds - 4.1%
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	1,000,000	4.00	11/1/41	1,112,330
Crystal Governmental Fac. Rev.	375,178	5.10	12/15/26	376,461
Milaca Rev. (Edina Headquarters Proj.)	250,000	5.00	2/1/44	256,192
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	165,000	4.00	6/1/29	182,040
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	125,000	4.00	6/1/30	137,336
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	250,000	4.00	6/1/31	273,748
Minneapolis Tax Increment Rev.	320,000	3.50	3/1/23	329,267
Minneapolis Tax Increment Rev.	170,000	3.80	3/1/25	175,520
Minneapolis Tax Increment Rev.	200,000	4.00	3/1/27	206,900
Minneapolis Tax Increment Rev.	260,000	4.00	3/1/30	267,699
MN Development Rev. Limited Tax Supported Comm. Board	1,000,000	6.00	12/1/40	1,042,230
MN Development Rev. Limited Tax Supported Comm. Board	2,000,000	6.25	12/1/30	2,088,980
Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	788,000	5.00	2/15/27	788,449
Northeastern Metropolitan Intermediate School District No. 916	4,500,000	4.00	2/1/38	4,839,345
St. Louis Park Economic Dev. Auth. Tax Increment Rev. (Hoigaard Vlg.)	775,000	5.00	2/1/23	775,752
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	820,000	6.38	2/15/28	821,525
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Drake Marble Proj.)	372,000	6.75	3/1/28	372,312
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	720,000	6.50	3/1/29	722,470
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	916,000	7.00	2/15/28	918,391
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	716,000	7.50	2/15/28	717,131
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	185,000	5.00	3/1/20	185,662
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	220,000	5.00	9/1/20	223,199
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	225,000	5.00	3/1/21	230,256
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	1,000,000	5.00	9/1/26	1,022,820
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	930,000	5.00	3/1/29	950,878
St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	3,875,000	5.00	8/1/36	3,882,828
St. Paul Port Auth. Rev. (Amherst H. Wilder Foundation)	3,000,000	5.00	12/1/36	3,032,610
Territory of Guam. Rev. [11]	500,000	5.00	12/1/46	556,080
Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	2,000,000	5.00	10/1/42	1,965,000

				28,453,411

Public Facilities - 0.2%
Lakeville Hsg. & Redev. Auth. Parking Rev. (Ice Arena. Proj.)	1,250,000	4.00	2/1/32	1,381,888

Sales Tax Revenue - 1.1%
American Samoa Economic Development Authority Rev. 4, [11]	900,000	6.00	9/1/23	935,325
American Samoa Economic Development Authority Rev. [11]	2,000,000	6.25	9/1/29	2,128,380
Guam Govt. Business Privilege Tax Rev. [11]	2,750,000	5.00	11/15/35	3,071,750
St. Paul Sales Tax Rev.	1,400,000	5.00	11/1/31	1,615,418

				7,750,873

Single Family Mortgage - 17.9%
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	1,030,000	4.45	12/1/32	1,045,708
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	325,000	4.63	12/1/30	329,306
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	505,000	4.88	12/1/33	510,217
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	36,393	5.13	12/1/40	36,516
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	36,404	5.30	12/1/39	36,432

8

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	375,000	4.45	12/1/27	386,044
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA) [8]	3,068	5.00	12/1/38	3,070
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	40,878	5.25	12/1/40	41,024
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA)	2,985,000	4.40	7/1/32	3,002,403
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,500,000	2.47	1/1/50	2,498,375
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,411,806	3.15	6/1/49	2,498,704
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4,484,472	3.30	3/1/48	4,661,564
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,684,095	3.30	5/1/48	3,829,580
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,891,491	3.45	3/1/49	1,975,209
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,847,813	3.60	1/1/49	1,933,293
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,669,786	3.75	11/1/48	1,749,068
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,595,000	4.45	7/1/31	2,668,387
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,350,000	4.70	1/1/31	1,392,160
MN Hsg. Fin. Agy. Residential Hsg. Rev. [8]	935,000	3.20	1/1/33	969,810
MN Hsg. Fin. Agy. Residential Hsg. Rev.	1,760,000	3.30	7/1/29	1,863,770
MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	1,400,000	3.63	7/1/25	1,421,784
MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	1,825,000	3.90	7/1/30	1,879,458
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,110,000	2.45	7/1/34	3,050,754
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	10,000,000	2.55	7/1/39	9,770,600
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	7,315,000	2.75	7/1/44	7,092,624
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	1,755,000	3.10	7/1/31	1,819,163
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	5,490,000	3.10	7/1/35	5,682,040
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,730,000	3.15	1/1/37	1,778,942
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	1,080,000	3.20	7/1/30	1,095,962
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	1,210,000	3.30	1/1/30	1,269,193
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	945,000	3.30	7/1/33	1,003,552
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	6,365,000	3.30	1/1/34	6,710,238
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,535,000	3.35	7/1/29	1,565,408
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,265,000	3.40	7/1/38	1,322,127
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	6,990,000	3.50	1/1/32	7,295,882
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,595,000	3.60	7/1/31	4,776,089
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,155,000	3.60	7/1/33	2,230,791
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	1,975,000	3.63	7/1/32	2,094,290
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,945,000	3.65	7/1/37	4,205,409
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,000,000	3.75	1/1/50	3,273,630
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	970,000	3.80	1/1/33	1,058,561
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,850,000	3.80	7/1/38	5,005,685
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,390,000	3.90	7/1/43	4,516,212
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	155,000	4.00	7/1/40	158,371
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,600,000	4.00	1/1/48	1,725,424
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,540,000	4.00	7/1/48	3,828,475
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA Collateralized)	460,000	5.00	1/1/31	470,212
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA FHLMC)	3,315,000	3.70	1/1/31	3,568,399
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA FHLMC)	1,230,000	4.00	1/1/47	1,304,649
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC)	365,000	3.10	7/1/26	371,968
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC) [8]	975,000	4.00	1/1/41	1,022,492

				123,799,024

Transportation - 0.3%
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	1,100,000	5.00	1/1/33	1,245,090
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	600,000	5.00	1/1/34	678,396

				1,923,486

DECEMBER 31, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Quantity	Coupon Rate (%)	Maturity Date	Fair Value ($)

Utility - 2.1%
Guam Govt. Waterworks Auth. Rev. [11]	2,000,000	5.00	1/1/46	2,247,440
MN Municipal Power Agy. Electric Rev.	500,000	4.00	10/1/31	542,540
MN Municipal Power Agy. Electric Rev.	1,250,000	4.00	10/1/32	1,353,162
MN Municipal Power Agy. Electric Rev.	1,155,000	4.00	10/1/33	1,246,314
MN Municipal Power Agy. Electric Rev.	1,000,000	5.25	10/1/35	1,029,300
Northern Municipal Power Agy. Electric Rev.	695,000	5.00	1/1/31	759,197
Rochester Electric Utility Rev.	500,000	5.00	12/1/42	589,845
Southern Minnesota Municipal Power Agency	1,000,000	5.00	1/1/41	1,158,010
St. Paul Hsg. & Redev. Auth.	900,000	3.38	10/1/37	941,778
St. Paul Hsg. & Redev. Auth.	880,000	4.00	10/1/31	980,540
St. Paul Hsg. & Redev. Auth.	650,000	4.00	10/1/33	719,504
St. Paul Hsg. & Redev. Auth.	800,000	4.00	10/1/37	873,616
St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	1,250,000	5.45	8/1/28	1,299,488
Western MN Municipal Power Agy. Rev.	600,000	5.00	1/1/35	711,036

				14,451,770

Total Municipal Bonds (cost: $616,878,508)				639,993,093

Investment Companies - 1.0%
Delaware Investments Minnesota Municipal Income Fund II (VMM)	334,436			4,394,489
Nuveen Minnesota Municipal Income Fund (NMS)	159,408			2,327,596

Total Investment Companies (cost: $7,237,880)				6,722,085

Total Investments in Securities - 93.7% (cost: $624,116,388)				646,715,178
Other Assets and Liabilities, net - 6.3%				43,559,815

Total Net Assets - 100.0%				$690,274,993

[1]

Variable rate security. Rate disclosed is as of December 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of December 31, 2019 was $2,951,284 and represented 0.4% of net assets.

[4]

144A Restricted Security. The total value of such securities as of December 31, 2019 was $13,766,653 and represented 2.0% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of December 31, 2019 was $1,470,768 and represented 0.2% of net assets.

[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At December 31, 2019, 3.4% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such securities as of December 31, 2019 was $33,224,785 and represented 4.8% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]

The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of December 31, 2019 was $16,145,566 and represented 2.3% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

10

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2019

Sit Minnesota Tax-Free Income Fund (Continued)

A summary of the levels for the Fund’s investments as of December 31, 2019 is as follows:

		Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Assets
Municipal Bonds	—	639,993,093	—	639,993,093
Investment Companies	6,722,085	—	—	6,722,085
	6,722,085	639,993,093	—	646,715,178

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

DECEMBER 31, 2019	11